Subsequent Events (Details Narrative) (10-K) - Series A Warrants [Member] - USD ($)	1 Months Ended	9 Months Ended
	Jan. 31, 2019	Sep. 30, 2019
Number of warrants issued		725,564
Additional warrants proceeds		$ 200,000
Subsequent Event [Member]
Number of warrants issued	11,825,544
Additional warrants proceeds	$ 148,843